COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($) $ in Thousands		11 Months Ended
	Sep. 19, 2018	Jul. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Employee bonuses		$ 634	$ 737	$ 158
Especificos Stendhal SA de CV [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Damages sought value by plaintiff	$ 3,000
Litigation expense	300
Due from related party	$ 3,000
Merger Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Employee bonuses		1,000
Termination payments		2,500
Payments to insurance policy		2,000
Success fee		$ 500